BLACKROCK FUNDSSM

BlackRock Science & Technology Opportunities Portfolio

(the “Fund”)

Supplement dated June 1, 2015 to the Summary Prospectus of the Fund, dated January 28, 2015

Effective immediately, BlackRock (as defined below), has agreed contractually to cap net expenses of the Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the summary prospectus, exceed a certain limit. Accordingly, the Fund’s summary prospectus is amended as follows:

The section of the Fund’s summary prospectus for Investor A, Investor B, Investor C, Institutional and Class R Shares entitled “Key Facts About BlackRock Science & Technology Opportunities Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 48 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-61 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None[1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	—	0.50%
Other Expenses	0.49%	0.52%	0.56%	0.46%	0.51%
Total Annual Fund Operating Expenses	1.64%	2.42%	2.46%	1.36%	1.91%
Fee Waivers and/or Expense Reimbursements[4]	(0.09)%	(0.06)%	(0.07)%	(0.13)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.55%	2.36%	2.39%	1.23%	1.84%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.55% (for Investor A Shares), 2.36% (for Investor B Shares), 2.39% (for Investor C Shares), 1.23% (for Institutional Shares) and 1.84% (for Class R Shares) until February 1, 2016. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$674	$1,007	$1,362	$2,359
Investor B Shares	$689	$1,099	$1,485	$2,559
Investor C Shares	$342	$ 760	$1,304	$2,791
Institutional Shares	$125	$ 418	$ 732	$1,624
Class R Shares	$187	$ 593	$1,025	$2,227

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$239	$749	$1,285	$2,559
Investor C Shares	$242	$760	$1,304	$2,791

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

The section of the Fund’s summary prospectus for Service Shares entitled “Key Facts About BlackRock Science & Technology Opportunities Portfolio — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Science & Technology Opportunities.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers and/or Expense Reimbursements[1]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.50%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.55% of average daily net assets until February 1, 2016. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$153	$474	$818	$1,791

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Shareholders should retain this Supplement for future reference.

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SPRO-GSTO-0615SUP